CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A ordinary shares | Ordinary shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning	$ 80	$ 80	$ 0	$ 80
Balance at the beginning (in shares)	800,000	800,000	0	800,000
Balance at the end	$ 80	$ 80	$ 80	$ 80
Balance at the end (in shares)	800,000	800,000	800,000	800,000
Class B ordinary shares | Ordinary shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning	$ 633	$ 633	$ 0	$ 633
Balance at the beginning (in shares)	6,325,000	6,325,000	0	6,325,000
Issuance of Class B ordinary shares to Sponsor			$ 633
Balance at the end	$ 633	$ 633	$ 633	$ 633
Balance at the end (in shares)	6,325,000	6,325,000	6,325,000	6,325,000
Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning		$ 0	$ 0	$ 0
Issuance of Class B ordinary shares to Sponsor			24,367
Proceeds allocated to Public Warrants, net of offering costs			10,374,045
Proceeds allocated to Rights, net of offering costs			9,539,354
Accretion of Class A ordinary shares to redemption amount			(27,918,722)
Balance at the end			0
Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning	$ (8,120,241)	(6,620,782)	0	(6,620,782)
Accretion of Class A ordinary shares to redemption amount	(1,846,926)		(6,510,444)	(3,818,611)
Net loss	(112,192)	(370,575)	(110,338)	2,319,152
Balance at the end	(10,079,359)	(6,991,357)	(6,620,782)	(8,120,241)
Balance at the beginning	(8,119,528)	(6,620,069)	0	(6,620,069)
Issuance of Class B ordinary shares to Sponsor			25,000
Proceeds allocated to Public Warrants, net of offering costs			10,374,045
Proceeds allocated to Rights, net of offering costs			9,539,354
Accretion of Class A ordinary shares to redemption amount	(1,846,926)		(34,429,166)	(3,818,611)
Net loss	(112,192)	(370,575)	(110,338)	2,319,152
Balance at the end	$ (10,078,646)	$ (6,990,644)	$ (6,620,069)	$ (8,119,528)